CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit before tax	£ 4,393	£ 5,960	[1]	£ 5,625	[1]
Adjustments for:
Change in operating assets	(11,049)	(4,472)
Change in operating liabilities	3,642	(8,673)
Non-cash and other items	15,573	(2,892)
Tax paid	(1,278)	(1,030)
Net cash provided by (used in) operating activities	11,281	(11,107)
Cash flows from investing activities
Purchase of financial assets	(9,730)	(12,657)
Proceeds from sale and maturity of financial assets	9,631	26,806
Purchase of fixed assets	(3,442)	(3,514)
Proceeds from sale of fixed assets	1,432	1,334
Acquisition of businesses, net of cash acquired	(21)	(49)
Disposal of businesses, net of cash disposed		1
Net cash (used in) provided by investing activities	(2,130)	11,921
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,312)	(2,240)
Distributions on other equity instruments	(466)	(433)
Dividends paid to non-controlling interests	(138)	(61)
Interest paid on subordinated liabilities	(1,178)	(1,268)
Proceeds from issue of subordinated liabilities		1,729
Proceeds from issue of other equity instruments	893	1,131
Proceeds from issue of ordinary shares	36	102
Share buyback	(1,095)	(1,005)
Repayment of subordinated liabilities	(818)	(2,256)
Redemption of other equity instruments	(1,481)
Net cash used in financing activities	(6,559)	(4,301)
Effects of exchange rate changes on cash and cash equivalents	(5)	3
Change in cash and cash equivalents	2,587	(3,484)
Cash and cash equivalents at beginning of year	55,224	58,708
Cash and cash equivalents at end of year	57,811	55,224		58,708
Previously stated [member]
Profit before tax				5,625
Adjustments for:
Change in operating assets				(15,492)
Change in operating liabilities				(4,282)
Non-cash and other items				11,982
Tax paid				(1,028)
Net cash provided by (used in) operating activities				(3,195)
Cash flows from investing activities
Purchase of financial assets				(7,862)
Proceeds from sale and maturity of financial assets				18,675
Purchase of fixed assets				(3,655)
Proceeds from sale of fixed assets				1,444
Acquisition of businesses, net of cash acquired				(1,923)
Disposal of businesses, net of cash disposed				129
Net cash (used in) provided by investing activities				6,808
Cash flows from financing activities
Dividends paid to ordinary shareholders				(2,284)
Distributions on other equity instruments				(415)
Dividends paid to non-controlling interests				(51)
Interest paid on subordinated liabilities				(1,275)
Proceeds from issue of ordinary shares				14
Repayment of subordinated liabilities				(1,008)
Net cash used in financing activities				(5,019)
Change in cash and cash equivalents				(1,406)
Cash and cash equivalents at beginning of year	55,224	60,982		62,388
Cash and cash equivalents at end of year	£ 57,811	55,224		60,982
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Cash flows from financing activities
Cash and cash equivalents at beginning of year		£ (2,274)
Cash and cash equivalents at end of year				£ (2,274)

[1]	Restated, see note 1.